Acquisition of Otis Gold Corp. - Schedule of Fair Value of Warrant Assumption Model Pricing (Details)	9 Months Ended
Sep. 30, 2020 $ / shares
Statement Line Items [Line Items]
Volatility, minimum	72.90%
Volatility, maximum	87.90%
Risk-free rate, minimum	0.66%
Risk-free rate, maximum	0.75%
Warrants [Member]
Statement Line Items [Line Items]
Expected life (years)	1 year 10 months 25 days
Volatility	79.10%
Risk-free rate	0.66%
Canadian Dollars [Member] | Warrants [Member]
Statement Line Items [Line Items]
Exercise price	$ 3.30
Minimum [Member]
Statement Line Items [Line Items]
Expected life (years)	2 months 23 days
Minimum [Member] | Canadian Dollars [Member]
Statement Line Items [Line Items]
Exercise price	$ 1.10
Maximum [Member]
Statement Line Items [Line Items]
Expected life (years)	4 years
Maximum [Member] | Canadian Dollars [Member]
Statement Line Items [Line Items]
Exercise price	$ 7.65